Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Beginning Balance	¥ 3,722,041	¥ 3,523,175	¥ 3,614,322	¥ 3,414,178
Total other comprehensive income (loss)	75,139	98,522	175,943	218,869
Ending Balance	3,841,996	3,653,898	3,841,996	3,653,898
Net unrealized gains (losses) on investment in securities
Beginning Balance	(184,174)	(154,265)	(183,034)	(72,892)
Net unrealized gains (losses)	(98,165)	(62,396)	(96,984)	(142,995)
Reclassification adjustment included in net income, net of tax	(1,097)	(98)	(3,428)	(872)
Total other comprehensive income (loss)	(99,262)	(62,494)	(100,412)	(143,867)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	9	0	(1)	0
Ending Balance	(283,445)	(216,759)	(283,445)	(216,759)
Impact of changes in policy liability discount rate
Beginning Balance	169,035	114,386	164,516	37,535
Net unrealized gains (losses)	106,057	82,515	110,576	159,366
Total other comprehensive income (loss)	106,057	82,515	110,576	159,366
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	275,092	196,901	275,092	196,901
Debt valuation adjustments
Beginning Balance	231	205	275	221
Net unrealized gains (losses)	(75)	80	(114)	66
Reclassification adjustment included in net income, net of tax	(4)	(4)	(9)	(6)
Total other comprehensive income (loss)	(79)	76	(123)	60
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	152	281	152	281
Defined benefit pension plans
Beginning Balance	(3,471)	(8,239)	(3,617)	(8,072)
Net unrealized gains (losses)	(171)	(105)	51	(225)
Reclassification adjustment included in net income, net of tax	(65)	(46)	(140)	(91)
Total other comprehensive income (loss)	(236)	(151)	(89)	(316)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(1)	0	0	2
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(3,706)	(8,390)	(3,706)	(8,390)
Foreign currency translation adjustments
Beginning Balance	251,172	169,590	155,912	61,914
Net unrealized gains (losses)	62,008	70,964	158,400	184,993
Reclassification adjustment included in net income, net of tax	2,257	12	5,183	102
Total other comprehensive income (loss)	64,265	70,976	163,583	185,095
Transaction with noncontrolling interests			11
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	1,230	1,481	5,191	7,886
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	55	50	163	88
Ending Balance	314,152	239,035	314,152	239,035
Net unrealized gains (losses) on derivative instruments
Beginning Balance	20,124	12,986	22,083	2,788
Net unrealized gains (losses)	3,783	8,763	6,623	17,082
Reclassification adjustment included in net income, net of tax	611	(1,163)	(4,215)	1,449
Total other comprehensive income (loss)	4,394	7,600	2,408	18,531
Transaction with noncontrolling interests			(176)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	63	739	(140)	1,472
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	24,455	19,847	24,455	19,847
Accumulated other comprehensive income (loss)
Beginning Balance	252,917	134,664	156,135	21,495
Total other comprehensive income (loss)	75,139	98,522	175,943	218,869
Transaction with noncontrolling interests			(165)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	1,292	2,220	5,051	9,360
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	64	50	162	88
Ending Balance	¥ 326,700	¥ 230,916	¥ 326,700	¥ 230,916